Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 183	$ 178	$ 109
Changes for tax positions of current year	640		65
Additions for tax positions of prior years	3,968	5	4
(Reduction) for tax position of prior years	(57)
Balance at end of year	$ 4,734	$ 183	$ 178